Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	¥ 69,003	¥ 98,120	¥ 188,831
Impairment loss	¥ 12,891	¥ 6,586
Discontinued Operations [Member]
Property and Equipment, Net (Details) [Line Items]
Discontinued operations			¥ 66,126